INCOME TAXES - Deferred Tax in Shareholders' Equity (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax in Other Comprehensive Income
Actuarial loss gain on employment retirement benefit plans	$ 277	$ (62)
Total income tax recovery reported in equity	277	(62)
Deferred income tax asset	160	209
Capital losses on unrealized foreign exchange	606	640
Unremitted net earnings of foreign subsidiaries	0
Tax loss carryforwards
Deferred Tax in Other Comprehensive Income
Deferred income tax asset	$ 74	$ 78